Goldman Sachs Enhanced U.S. Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.7%
Aerospace & Defense – 1.3%
8,621 L3Harris Technologies, Inc. $ 2,402,586
7,154 Woodward, Inc. 2,146,415
4,549,001
Automobile Components – 0.6%
25,873 Aptiv PLC* 2,006,451
Automobiles – 1.7%
13,361 Tesla, Inc.* 5,747,501
Banks – 3.4%
81,019 Bank of America Corp. 4,346,669
17,647 JPMorgan Chase & Co. 5,524,923
13,569 Wintrust Financial Corp. 1,818,517
11,690,109
Beverages – 0.4%
16,804 Coca-Cola Europacific Partners
PLC (United Kingdom) 1,540,759
Biotechnology – 1.8%
14,710 AbbVie, Inc. 3,349,467
2,343 Argenx SE ADR (Netherlands)* 2,136,769
6,134 Neurocrine Biosciences, Inc.* 933,350
6,419,586
Broadline Retail – 4.4%
66,214 Amazon.com, Inc.* 15,442,429
Building Products – 0.8%
5,930 Advanced Drainage Systems,
Inc. 903,613
16,935 Builders FirstSource, Inc.* 1,900,615
2,804,228
Capital Markets – 3.6%
58,525 Blue Owl Capital, Inc. 877,875
18,656 Charles Schwab Corp. (The) 1,729,971
77,020 Invesco Ltd. 1,883,139
17,623 Morgan Stanley 2,989,918
3,506 MSCI, Inc. 1,976,402
13,747 Nasdaq, Inc. 1,249,877
11,875 Raymond James Financial, Inc. 1,858,913
12,566,095
Chemicals – 1.5%
12,555 RPM International, Inc. 1,346,524
6,159 Sherwin-Williams Co. (The) 2,116,786
19,207 Solstice Advanced Materials,
Inc.* 915,790
13,296 Westlake Corp. 888,306
5,267,406
Communications Equipment – 0.3%
2,911 Motorola Solutions, Inc. 1,076,138
Consumer Staples Distribution & Retail – 2.4%
1,515 Casey's General Stores, Inc. 864,247
806 Costco Wholesale Corp. 736,353
18,252 Performance Food Group Co.* 1,771,722
44,613 Walmart, Inc. 4,930,183
8,302,505
Containers & Packaging – 0.6%
49,349 International Paper Co. 1,948,299
Shares Description Value
Common Stocks – (continued)
Diversified Telecommunication Services – 0.5%
73,041 AT&T, Inc. $ 1,900,527
Electric Utilities – 0.8%
68,190 PG&E Corp. 1,099,223
47,936 PPL Corp. 1,768,838
2,868,061
Electrical Equipment – 2.2%
11,442 AMETEK, Inc. 2,264,257
4,526 GE Vernova, Inc. 2,714,559
6,586 Rockwell Automation, Inc. 2,607,134
7,585,950
Electronic Equipment, Instruments & Components – 0.5%
8,055 Jabil, Inc. 1,697,269
Entertainment – 1.3%
12,835 Live Nation Entertainment, Inc.* 1,687,160
11,786 Netflix, Inc.* 1,267,938
2,471 Spotify Technology SA* 1,479,808
4,434,906
Financial Services – 3.7%
7,727 Berkshire Hathaway, Inc., Class
B* 3,970,210
5,105 Corpay, Inc.* 1,510,059
16,778 Fidelity National Information
Services, Inc. 1,103,489
8,751 Mastercard, Inc., Class A 4,817,688
4,630 Visa, Inc., Class A 1,548,457
12,949,903
Ground Transportation – 0.5%
13,803 Old Dominion Freight Line, Inc. 1,867,408
Health Care Equipment & Supplies – 2.2%
24,443 Abbott Laboratories 3,150,702
24,191 Boston Scientific Corp.* 2,457,322
29,774 Dexcom, Inc.* 1,889,756
7,497,780
Health Care Providers & Services – 1.1%
5,309 Cencora, Inc. 1,958,649
10,364 Quest Diagnostics, Inc. 1,960,662
3,919,311
Health Care REITs – 0.4%
15,408 Ventas, Inc. REIT 1,242,347
Hotels, Restaurants & Leisure – 1.3%
3,553 Domino's Pizza, Inc. 1,490,945
26,465 Starbucks Corp. 2,305,366
5,155 Texas Roadhouse, Inc. 903,414
4,699,725
Household Durables – 0.6%
12,667 D.R. Horton, Inc. 2,014,180
Household Products – 0.8%
19,743 Procter & Gamble Co. (The) 2,925,123
Independent Power and Renewable Electricity Producers – 0.6%
12,099 Vistra Corp. 2,164,027
Industrial Conglomerates – 0.6%
10,661 Honeywell International, Inc. 2,048,938

Goldman Sachs Enhanced U.S. Equity ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Insurance – 2.1%
4,993 Allstate Corp. (The) $ 1,063,409
12,361 American Financial Group, Inc. 1,702,357
7,046 Globe Life, Inc. 949,308
7,233 Marsh & McLennan Cos., Inc. 1,326,894
7,564 Travelers Cos., Inc. (The) 2,215,193
7,257,161
Interactive Media & Services – 8.1%
35,000 Alphabet, Inc., Class A 11,206,300
20,742 Alphabet, Inc., Class C 6,639,929
16,091 Meta Platforms, Inc., Class A 10,426,163
28,272,392
IT Services – 0.5%
7,105 Snowflake, Inc.* 1,785,060
Life Sciences Tools & Services – 1.3%
15,840 Agilent Technologies, Inc. 2,431,440
1,371 Mettler-Toledo International,
Inc.* 2,024,583
4,456,023
Machinery – 2.3%
4,258 Caterpillar, Inc. 2,451,586
22,809 Ingersoll Rand, Inc. 1,832,475
10,419 ITT, Inc. 1,918,763
23,727 Stanley Black & Decker, Inc. 1,696,955
7,899,779
Media – 0.3%
16,497 New York Times Co. (The),
Class A 1,064,057
Multi-Utilities – 1.1%
18,002 Ameren Corp. 1,914,513
23,923 CMS Energy Corp. 1,804,751
3,719,264
Oil, Gas & Consumable Fuels – 2.8%
29,020 Devon Energy Corp. 1,075,481
16,212 Expand Energy Corp. 1,976,729
38,589 Exxon Mobil Corp. 4,473,237
16,215 Phillips 66 2,220,807
9,746,254
Passenger Airlines – 0.7%
23,681 United Airlines Holdings, Inc.* 2,414,515
Pharmaceuticals – 3.2%
10,248 AstraZeneca PLC ADR (United
Kingdom) 950,194
4,746 Eli Lilly & Co. 5,104,181
23,862 Johnson & Johnson 4,937,525
10,991,900
Real Estate Management & Development – 0.3%
7,473 CBRE Group, Inc., Class A* 1,209,356
Residential REITs – 1.1%
10,628 AvalonBay Communities, Inc.
REIT 1,933,659
11,298 Equity LifeStyle Properties, Inc.
REIT 710,305
Shares Description Value
Common Stocks – (continued)
Residential REITs – (continued)
7,569 Mid-America Apartment
Communities, Inc. REIT $ 1,028,551
3,672,515
Semiconductors & Semiconductor Equipment – 14.9%
29,521 Broadcom, Inc. 11,895,782
1,538 KLA Corp. 1,807,873
19,581 Lam Research Corp. 3,054,636
19,685 Marvell Technology, Inc. 1,759,839
11,151 Micron Technology, Inc. 2,636,989
152,725 NVIDIA Corp. 27,032,325
5,977 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 1,742,355
10,437 Teradyne, Inc. 1,898,386
51,828,185
Software – 9.7%
4,839 AppLovin Corp., Class A* 2,900,884
14,292 Datadog, Inc., Class A* 2,286,863
29,867 Dynatrace, Inc.* 1,330,873
46,881 Microsoft Corp. 23,065,921
3,559 Oracle Corp. 718,740
2,698 Palantir Technologies, Inc., Class
A* 454,478
12,434 Salesforce, Inc. 2,866,534
33,624,293
Specialized REITs – 0.4%
52,238 VICI Properties, Inc. REIT 1,505,499
Specialty Retail – 2.1%
497 AutoZone, Inc.* 1,965,302
8,173 Home Depot, Inc. (The) 2,917,107
13,346 Ross Stores, Inc. 2,353,701
7,236,110
Technology Hardware, Storage & Peripherals – 7.4%
81,543 Apple, Inc. 22,738,266
7,430 Dell Technologies, Inc., Class C 990,790
13,409 Western Digital Corp. 2,190,092
25,919,148
Textiles, Apparel & Luxury Goods – 0.5%
16,295 Tapestry, Inc. 1,780,718
Trading Companies & Distributors – 0.6%
48,770 Fastenal Co. 1,970,308
Wireless Telecommunication Services – 0.4%
7,091 T-Mobile US, Inc. 1,482,090
TOTAL COMMON STOCKS
(Cost $202,563,435)
347,010,589

Goldman Sachs Enhanced U.S. Equity ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
644,835 3.928% $ 644,835
(Cost $644,835)
TOTAL INVESTMENTS – 99.9%
(Cost $203,208,270)
$ 347,655,424
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
228,360
NET ASSETS – 100.0%
$ 347,883,784
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Growth Opportunities ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 97.7%
Aerospace & Defense – 1.5%
8,122 General Electric Co. $ 2,424,011
Automobiles – 2.2%
8,225 Tesla, Inc.* 3,538,148
Banks – 2.1%
24,919 Bank of America Corp. 1,336,905
6,615 JPMorgan Chase & Co. 2,071,024
3,407,929
Biotechnology – 1.7%
1,166 Argenx SE ADR (Netherlands)* 1,063,369
8,119 Insmed, Inc.* 1,686,884
2,750,253
Broadline Retail – 5.4%
37,464 Amazon.com, Inc.* 8,737,354
Chemicals – 0.8%
3,651 Sherwin-Williams Co. (The) 1,254,812
Commercial Services & Supplies – 0.4%
3,554 Waste Connections, Inc. 627,459
Construction Materials – 0.8%
2,095 Martin Marietta Materials, Inc. 1,305,688
Consumer Staples Distribution & Retail – 2.1%
3,738 Costco Wholesale Corp. 3,414,999
Electrical Equipment – 3.3%
4,457 Eaton Corp. PLC 1,541,632
3,348 GE Vernova, Inc. 2,008,030
4,733 Rockwell Automation, Inc. 1,873,605
5,423,267
Entertainment – 3.3%
29,666 Netflix, Inc.* 3,191,468
2,222 Spotify Technology SA* 1,330,689
4,746 TKO Group Holdings, Inc. 920,202
5,442,359
Financial Services – 2.5%
6,748 Klarna Group PLC (United
Kingdom)* 212,360
7,215 Mastercard, Inc., Class A 3,972,074
4,184,434
Ground Transportation – 0.4%
4,530 Old Dominion Freight Line, Inc. 612,864
Health Care Equipment & Supplies – 2.1%
10,835 Boston Scientific Corp.* 1,100,619
3,981 Intuitive Surgical, Inc.* 2,283,024
3,383,643
Health Care Providers & Services – 0.7%
11,037 Guardant Health, Inc.* 1,196,632
Hotels, Restaurants & Leisure – 0.8%
6,822 DoorDash, Inc., Class A* 1,353,280
Interactive Media & Services – 8.9%
10,543 Alphabet, Inc., Class A 3,375,658
14,374 Alphabet, Inc., Class C 4,601,405
9,980 Meta Platforms, Inc., Class A 6,466,541
14,443,604
Shares Description Value
Common Stocks – (continued)
IT Services – 1.6%
4,987 Cloudflare, Inc., Class A* $ 998,447
6,196 Snowflake, Inc.* 1,556,683
2,555,130
Oil, Gas & Consumable Fuels – 1.2%
10,817 Targa Resources Corp. 1,896,328
Pharmaceuticals – 5.0%
9,872 AstraZeneca PLC ADR (United
Kingdom) 915,332
5,041 Eli Lilly & Co. 5,421,444
8,845 Johnson & Johnson 1,830,207
8,166,983
Semiconductors & Semiconductor Equipment – 22.2%
22,138 Broadcom, Inc. 8,920,729
847 KLA Corp. 995,623
13,420 Lam Research Corp. 2,093,520
14,508 Marvell Technology, Inc. 1,297,015
4,723 Micron Technology, Inc. 1,116,895
121,941 NVIDIA Corp. 21,583,557
36,007,339
Software – 17.8%
4,251 AppLovin Corp., Class A* 2,548,389
7,962 Datadog, Inc., Class A* 1,274,000
16,987 Dynatrace, Inc.* 756,941
1,535 Intuit, Inc. 973,313
38,119 Microsoft Corp. 18,754,929
11,175 Oracle Corp. 2,256,791
8,947 Palantir Technologies, Inc., Class
A* 1,507,122
23,240 Samsara, Inc., Class A* 883,817
28,955,302
Specialty Retail – 1.2%
3,129 Home Depot, Inc. (The) 1,116,803
4,737 Ross Stores, Inc. 835,417
1,952,220
Technology Hardware, Storage & Peripherals – 9.2%
53,296 Apple, Inc. 14,861,590
Textiles, Apparel & Luxury Goods – 0.5%
17,479 On Holding AG, Class A
(Switzerland)* 768,901
TOTAL COMMON STOCKS
(Cost $55,504,293)
158,664,529

Goldman Sachs Growth Opportunities ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 2.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,545,032 3.928% $ 3,545,032
(Cost $3,545,032)
TOTAL INVESTMENTS – 99.9%
(Cost $59,049,325)
$ 162,209,561
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
98,870
NET ASSETS – 100.0%
$ 162,308,431
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

Goldman Sachs Value Opportunities ETF
Schedule of Investments
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 98.4%
Aerospace & Defense – 3.3%
4,918 Woodward, Inc. $ 1,475,548
Banks – 9.4%
39,039 Bank of America Corp. 2,094,443
6,741 JPMorgan Chase & Co. 2,110,472
4,204,915
Broadline Retail – 4.0%
7,741 Amazon.com, Inc.* 1,805,356
Capital Markets – 7.2%
12,245 Morgan Stanley 2,077,487
12,367 Nasdaq, Inc. 1,124,407
3,201,894
Chemicals – 2.8%
3,586 Sherwin-Williams Co. (The) 1,232,472
Communications Equipment – 2.0%
6,814 Arista Networks, Inc.* 890,453
Consumer Finance – 4.3%
8,813 Capital One Financial Corp. 1,930,664
Consumer Staples Distribution & Retail – 4.1%
16,768 Walmart, Inc. 1,853,032
Containers & Packaging – 1.8%
20,568 International Paper Co. 812,025
Electric Utilities – 3.1%
16,060 NextEra Energy, Inc. 1,385,817
Electrical Equipment – 4.9%
1,778 GE Vernova, Inc. 1,066,391
2,894 Rockwell Automation, Inc. 1,145,619
2,212,010
Ground Transportation – 1.8%
6,113 Old Dominion Freight Line, Inc. 827,028
Health Care Equipment & Supplies – 5.6%
12,845 Abbott Laboratories 1,655,720
8,246 Boston Scientific Corp.* 837,629
2,493,349
Hotels, Restaurants & Leisure – 2.5%
12,627 Starbucks Corp. 1,099,938
Industrial Conglomerates – 6.2%
7,008 3M Co. 1,205,726
8,141 Honeywell International, Inc. 1,564,619
2,770,345
Insurance – 3.2%
4,898 Travelers Cos., Inc. (The) 1,434,428
Interactive Media & Services – 7.0%
4,847 Alphabet, Inc., Class A 1,551,913
2,452 Meta Platforms, Inc., Class A 1,588,773
3,140,686
Life Sciences Tools & Services – 3.9%
2,946 Thermo Fisher Scientific, Inc. 1,740,585
Multi-Utilities – 4.1%
17,043 Ameren Corp. 1,812,523
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 5.1%
9,154 Chevron Corp. $ 1,383,444
7,304 Expand Energy Corp. 890,577
2,274,021
Pharmaceuticals – 3.2%
6,905 Johnson & Johnson 1,428,783
Residential REITs – 2.1%
5,234 AvalonBay Communities, Inc.
REIT 952,274
Semiconductors & Semiconductor Equipment – 2.2%
5,605 NVIDIA Corp. 992,085
Software – 2.2%
4,348 Salesforce, Inc. 1,002,388
Wireless Telecommunication Services – 2.4%
5,197 T-Mobile US, Inc. 1,086,225
TOTAL COMMON STOCKS
(Cost $37,768,780)
44,058,844
Shares Dividend Rate Value
aa
Investment Company – 2.7%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,214,888 3.928% 1,214,888
(Cost $1,214,888)
TOTAL INVESTMENTS – 101.1%
(Cost $38,983,668)
$ 45,273,732
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.1)%
(478,663)
NET ASSETS – 100.0%
$ 44,795,069
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust

Goldman Sachs Equity Active ETFs
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Equity Active ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2025:
(a)
Enhanced U.S. Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,742,355 $ — $ —
Europe 4,627,722 — —
North America 340,640,512 — —
Investment Company 644,835 — —
Total
$ 347,655,424 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Growth Opportunities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 2,959,962 $ — $ —
North America 155,704,567 — —
Investment Company 3,545,032 — —
Total
$ 162,209,561 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Value Opportunities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 44,058,844 $ — $ —
Investment Company 1,214,888 — —
Total
$ 45,273,732 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity Active ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent a Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that a
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to a Fund and may negatively impact a Fund’s performance.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — The Funds invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity Active ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity Active ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Non-Diversification Risk — The North American Pipelines & Power Equity ETF and Small Cap Core Equity ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising form factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)